Document and Entity Information	Jun. 09, 2025
Cover [Abstract]
Amendment Flag	false
Entity Central Index Key	0001861560
Document Type	8-K
Document Period End Date	Jun. 09, 2025
Entity Registrant Name	NUVALENT, INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-40671
Entity Tax Identification Number	81-5112298
Entity Address, Address Line 1	One Broadway
Entity Address, Address Line 2	14th Floor
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	857
Local Phone Number	357-7000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class A Common Stock, $0.0001 par value per share
Trading Symbol	NUVL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false